Other Operating (Expense) Income, Net - Schedule of Other Operating (Expense) Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Operating (Expense) Income, Net [Line Items]
Total other operating (expense) income, net	$ 993	$ (624)	$ (461)
Grant subsidies – The Netherlands [Member]
Schedule of Other Operating (Expense) Income, Net [Line Items]
Total other operating (expense) income, net			62
Fair value adjustments [Member]
Schedule of Other Operating (Expense) Income, Net [Line Items]
Total other operating (expense) income, net	962	(695)	(588)
Other operating income [Member]
Schedule of Other Operating (Expense) Income, Net [Line Items]
Total other operating (expense) income, net	$ 31	$ 71	$ 65